LVIP American Preservation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.03%
INVESTMENT COMPANY–3.03%
Fixed Income Fund–3.03%
✧American Funds®– Corporate Bond	1,942,447	$18,977,712
Total Affiliated Investment (Cost $18,103,353)		18,977,712

UNAFFILIATED INVESTMENTS–97.03%
INVESTMENT COMPANIES–97.03%
Fixed Income Funds–94.05%
✧American Funds®-
Bond Fund of America	5,408,250	62,897,948
Intermediate Bond Fund of America	7,379,336	94,086,542
Mortgage Fund	6,963,995	62,815,231
Short Term Bond Fund of America	34,455,993	331,811,213
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
U.S. Government Securities Fund	3,065,343	$37,642,408
		589,253,342
Money Market Fund–2.98%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 4.79%)	18,700,499	18,700,499
		18,700,499
Total Unaffiliated Investments (Cost $621,381,662)		607,953,841

TOTAL INVESTMENTS–100.06% (Cost $639,485,015)	626,931,553
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(401,502)
NET ASSETS APPLICABLE TO 65,720,934 SHARES OUTSTANDING–100.00%	$626,530,051

✧Class R-6 shares.
See accompanying notes.
LVIP American Preservation Fund–1

LVIP American Preservation Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.03%@
Fixed Income Fund-3.03%@
✧‡American Funds® - Corporate Bond	$—	$20,063,912	$1,980,422	$19,863	$874,359	$18,977,712	1,942,447	$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧ Class R-6 shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
LVIP American Preservation Fund–2